CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Revenues:
Products	$ 31,363	$ 34,364	[1]	$ 36,263	[1]
Services	49,363	45,187	[1]	41,652	[1]
Total revenues	80,726	79,551		77,915
Cost of revenues:
Products	23,340	24,892		25,177
Services	40,286	35,987		33,362
Total cost of revenues	63,626	60,879		58,539
Gross profit	17,100	18,672		19,376
Operating expenses:
Research and development, net	1,070	713		995
Selling and marketing	3,203	3,150		2,899
General and administrative	9,019	9,512		10,110
Other income	(11)	(20)		(13)
Total operating expenses	13,281	13,355		13,991
Operating income from continuing operations	3,819	5,317		5,385
Financial expenses	(2,510)	(947)		(2,094)
Financial income	1,216	897		1,988
Income from continuing operations before taxes on income	2,525	5,267		5,279
Taxes on income	1,360	1,041		2,090
Net income from continuing operations after taxes on income	1,165	4,226		3,189
Share in results of affiliated company and impairment of share in affiliated company	267	1,025		(3,756)
Net income (loss) from continuing operations	1,432	5,251		(567)
Net loss from discontinued operations, net of tax		(2,429)		(1,147)
Net income (loss) attributable to TAT Technologies Ltd. shareholders	$ 1,432	$ 2,822		$ (1,714)
Basic and diluted income (loss) per share:
Net income (loss) from continuing operations per share attributable to controlling interest	$ 0.16	$ 0.60		$ (0.06)
Loss from discontinued operations per share attributable to controlling interest		$ (0.28)		$ (0.13)
Basic and diluted net loss per share attributable to controlling interest	$ 0.16	$ 0.32		$ (0.19)
Basic	8,805,495	8,799,237		8,808,075
Diluted	8,826,542	8,808,920		8,808,075

[1]	Excluding discontinued operations for each of the years ended on December 31, 2013 and 2012.